Equity-Based Compensation - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2016
2degrees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding		25,675,000	25,725,000
Equity-based compensation		$ 0.2	$ 1.9	$ 0.2
2degrees | Accrued and other current liabilities | Equity Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of option included in other current liabilities and accrued expenses		$ 2.6
2degrees | Equity classified award
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding		23,500,000
2degrees | Liability classified award
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding		2,200,000
Other expense | 2degrees | Liability classified award
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair Value of Stock Options			0.7
Employee Stock Option | 2degrees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options with terms modified during the period, number	20,100,000
Expiration date after modification	May 31, 2023
Earliest expiration date before modification	2020
Latest expiration date before modification	2023
Weighted-average grant date fair value of option granted				$ 0.42
Total intrinsic value of options redeemed or exercised		$ 0.0	0.4	$ 0.5
Unrecognized compensation costs, option		$ 0.1
Share-based Payment Award, Number of Shares Classified As Liability	2,200,000
Share-based Payment Award, Value, Shares Classified As Liability	$ 1.4
Employee Stock Option | 2degrees | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based payment award, requisite service period		3 years
Employee Stock Option | General and administrative | 2degrees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Additional equity based compensation expense	1.7
Employee Stock Option | Other expense | 2degrees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Additional equity based compensation expense	$ 0.4
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of Common Shares authorized for issuance as RSUs		7.50%
Share based payment award, vesting period description		Time-based RSUs granted to officers and employees vest annually on a straight-line basis either over a four-year service period or at the end of a three-year period, subject to continued service through the applicable vesting dates.
Share based payment award, restricted stock units grant date fair value		$ 3.0	$ 1.4	$ 2.4
Share based payment award, restricted stock units grant date price per common share		$ 1.14	$ 0.84	$ 1.57
Restricted stock units vested		1,127,852
Outstanding unvested RSUs		4,816,540	3,339,036
Unrecognized compensation costs, RSUs		$ 3.5
Weighted-average period to recognize award		2 years 6 months
Share based payment award, restricted stock unit granted		2,612,488
Maximum number of common shares that may be issued		6,484,611
Restricted Stock Units (RSUs) | Share-based Payment Arrangement, Insider
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cumulative number of shares issued through a compensation plan		1,500,668
Restricted Stock Units (RSUs) | Grants Made in 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation costs, RSUs		$ 2.2
Restricted Stock Units (RSUs) | Time Based Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock units vested		1,028,661	735,479	446,728
Issuance of shares related to RSUs, net of employee tax withholding		781,118	590,903	374,666
Restricted Stock Units (RSUs) | Performance Based Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based payment award, vesting period description		These performance-based RSUs vest on a straight-line basis over a four-year period, subject to continued service through the applicable vesting dates.
Restricted stock units vested		99,191	99,181
Issuance of shares related to RSUs, net of employee tax withholding		80,923	83,779
Restricted Stock Units (RSUs) | Common Shares | Share-based Payment Arrangement, Insider
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of Common Shares authorized for issuance as RSUs		10.00%
Maximum number of common shares that may be issued		8,646,148
Restricted Stock Units (RSUs) | Class C Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based payment award, vesting period description		The Restricted Class C Units vested over 4 years, with one-fourth of the award vesting on the day following each anniversary date of the award based on the employee’s continued service.
Share based payment award, restricted stock units grant date fair value					$ 1.5
Share based compensation expense			$ 0.4	$ 0.4
Share based payment award, restricted stock unit granted					192,130
Restricted Stock Units (RSUs) | General and administrative
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation expense		$ 2.9	$ 3.1	$ 3.2